Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Accounts Receivable - Schedule of Accounts Receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2022	2021
Trade accounts receivable	2,269	2,656
Allowance for doubtful accounts	(50)	(50)
Total accounts receivable net of allowance for doubtful accounts	2,219	2,606